Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B

Servicer Report

Collection Period Start	1-Jan-18	Distribution Date	15-Feb-18
Collection Period End	31-Jan-18	30/360 Days	30
Beg. of Interest Period	16-Jan-18	Actual/360 Days	30
End of Interest Period	15-Feb-18

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,190,249,771.82	216,663,545.15	180,762,531.97	0.1518694
Total Securities		1,190,249,771.82	216,663,545.15	180,762,531.97	0.1518694
Class A-1 Notes	0.420000%	135,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.180000%	232,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	190,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.540000%	280,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	1.700000%	162,800,000.00	26,213,773.33	0.00	0.0000000
Certificates	0.000000%	190,449,771.82	190,449,771.82	180,762,531.97	0.9491349

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	26,213,773.33	37,136.18	161.0182637	0.2281092
Certificates	9,687,239.85	0.00	50.8650641	0.0000000

Total Securities	35,901,013.18	37,136.18

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	3,128,827.95
Monthly Interest	1,128,525.72

Total Monthly Payments	4,257,353.67
Interest Rate Cap Payments	0.00
Advances:
Aggregate Monthly Payment Advances	178,200.78
Aggregate Sales Proceeds Advance	15,316,411.87

Total Advances	15,494,612.65
Vehicle Disposition Proceeds:
Reallocation Payments	24,117,895.11
Repurchase Payments	0.00
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	8,601,469.96
Excess Wear and Tear and Excess Mileage	361,598.33
Remaining Payoffs	0.00
Net Insurance Proceeds	393,917.30
Residual Value Surplus	459,770.90

Total Collections	53,686,617.92

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	10,749,361.00			813
Involuntary Repossession	156,667.11			16
Voluntary Repossession	71,350.00			7
Full Termination	13,097,194.00			923
Bankruptcty	43,323.00			5
Insurance Payoff		387,373.17		28
Customer Payoff			392,717.60	23
Grounding Dealer Payoff			6,229,641.23	377
Dealer Purchase			1,396,557.24	67

Total	24,117,895.11	387,373.17	8,018,916.07	2,259

NISSAN AUTO LEASE TRUST 2015-B

Servicer Report

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	13,938	247,080,659.72	7.00000%	216,663,545.15
Total Depreciation Received		(3,745,102.23)		(2,881,612.54)
Principal Amount of Gross Losses	(57)	(892,946.68)		(796,564.97)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(706)	(9,929,980.01)		(8,676,281.58)
Scheduled Terminations	(1,428)	(26,680,518.88)		(23,546,554.09)

Pool Balance - End of Period	11,747	205,832,111.92		180,762,531.97
Remaining Pool Balance
Lease Payment				18,045,580.50
Residual Value				162,716,951.47

Total				180,762,531.97

III. DISTRIBUTIONS

Total Collections				53,686,617.92
Reserve Amounts Available for Distribution				0.00

Total Available for Distribution				53,686,617.92
1. Amounts due Indenture Trustee as Compensation or Indemnity				0.00
2. Reimbursement of Payment Advance				398,523.38
3. Reimbursement of Sales Proceeds Advance				15,533,822.36
4. Servicing Fee:
Servicing Fee Due				180,552.95
Servicing Fee Paid				180,552.95
Servicing Fee Shortfall				0.00

Total Trustee, Advances and Servicing Fee Paid				16,112,898.69
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall				0.00
Class A-1 Notes Interest on Interest Carryover Shortfall				0.00
Class A-1 Notes Monthly Available Interest Distribution Amount				0.00
Class A-1 Notes Monthly Interest Paid				0.00
Chg in Class A-1 Notes Int. Carryover Shortfall				0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall				0.00
Class A-2a Notes Interest on Interest Carryover Shortfall				0.00
Class A-2a Notes Monthly Available Interest Distribution Amount				0.00
Class A-2a Notes Monthly Interest Paid				0.00
Chg in Class A-2a Notes Int. Carryover Shortfall				0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall				0.00
Class A-2b Notes Interest on Interest Carryover Shortfall				0.00
Class A-2b Notes Monthly Available Interest Distribution Amount				0.00
Class A-2b Notes Monthly Interest Paid				0.00
Chg in Class A-2b Notes Int. Carryover Shortfall				0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall				0.00
Class A-3 Notes Interest on Interest Carryover Shortfall				0.00
Class A-3 Notes Monthly Available Interest Distribution Amount				0.00
Class A-3 Notes Monthly Interest Paid				0.00
Chg in Class A-3 Notes Int. Carryover Shortfall				0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall				0.00
Class A-4 Notes Interest on Interest Carryover Shortfall				0.00
Class A-4 Notes Monthly Available Interest Distribution Amount				37,136.18
Class A-4 Notes Monthly Interest Paid				37,136.18
Chg in Class A-4 Notes Int. Carryover Shortfall				0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall				0.00
Certificate Interest on Interest Carryover Shortfall				0.00
Certificate Monthly Available Interest Distribution Amount				0.00
Certificate Monthly Interest Paid				0.00
Chg in Certificate Int. Carryover Shortfall				0.00

NISSAN AUTO LEASE TRUST 2015-B

Servicer Report

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due		37,136.18
Total Note and Certificate Monthly Interest Paid		37,136.18
Total Note and Certificate Interest Carryover Shortfall		0.00
Chg in Total Note and Certificate Int. Carryover Shortfall		0.00
Total Available for Principal Distribution		37,536,583.05
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes		26,213,773.33
Total Class A Noteholders’ Principal Carryover Shortfall		0.00
Total Class A Noteholders’ Principal Distributable Amount		26,213,773.33
Chg in Total Class A Noteholders’ Principal Carryover Shortfall		0.00
7. Total Monthly Principal Paid on the Certificates		9,687,239.85
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		9,687,239.85
Chg in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		1,635,569.87

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,951,248.86
Required Reserve Account Amount		17,853,746.58
Beginning Reserve Account Balance		17,853,746.58
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		17,853,746.58
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		1,635,569.87
Gross Reserve Account Balance		19,489,316.45
Remaining Available Collections Released to Seller		1,635,569.87
Total Ending Reserve Account Balance		17,853,746.58

V. POOL STATISTICS

Weighted Average Remaining Maturity		4.45
Monthly Prepayment Speed		-12%
Lifetime Prepayment Speed		79%

	$	units
Recoveries of Defaulted and Casualty Receivables	714,886.36
Securitization Value of Defaulted Receivables and Casualty Receivables	796,564.97	57
Aggregate Defaulted and Casualty Gain (Loss)	(81,678.61)
Pool Balance at Beginning of Collection Period	216,663,545.15
Net Loss Ratio
Current Collection Period	-0.0377%
Preceding Collection Period	0.0297%
Second Preceding Collection Period	-0.1148%
Third Preceding Collection Period	-0.0058%
Cumulative Net Losses for all Periods	0.2662%	3,168,132.24

NISSAN AUTO LEASE TRUST 2015-B

Servicer Report

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	1.04%	2,261,071.97	155
61-90 Days Delinquent	0.40%	874,556.44	62
91-120 Days Delinquent	0.12%	268,829.83	20
More than 120 Days	0.02%	48,429.86	4

Total Delinquent Receivables:	1.59%	3,452,888.10	241
61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)		Amount	Number
Current Collection Period		0.53%	0.59%
Preceding Collection Period		0.49%	0.54%
Second Preceding Collection Period		0.41%	0.47%
Third Preceding Collection Period		0.36%	0.39%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		23,846,555.00	1,736
Securitization Value		25,526,746.82	1,736

Aggregate Residual Gain (Loss)		(1,680,191.82)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		477,581,177.68	33,933
Cumulative Securitization Value		499,789,281.23	33,933

Cumulative Residual Gain (Loss)		(22,208,103.55)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance	23,882,340.29
Reimbursement of Outstanding Advance	15,533,822.36
Additional Advances for current period	15,316,411.87

Ending Balance of Residual Advance	23,664,929.80

Beginning Balance of Payment Advance	761,189.78
Reimbursement of Outstanding Payment Advance	398,523.38
Additional Payment Advances for current period	178,200.78

Ending Balance of Payment Advance	540,867.18

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO